SUPPLEMENT DATED JULY 7, 2004 TO
                 THE TRAVELERS SERIES TRUST: DISCIPLINED MID CAP STOCK PORTFOLIO
                                                    PROSPECTUS DATED MAY 3, 2004


Effective June 28, 2004, the following information supplements the information in The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio prospectus. Please retain this supplement and keep it with the prospectus for future reference.

GOALS AND INVESTMENTS SECTION

The Portfolio Manager information is deleted in its entirety and replaced with the following:

------------------------------------------------------
   PORTFOLIO MANAGER:        A team of individuals
                             employed by TIMCO
------------------------------------------------------


THE SUBADVISER AND PORTFOLIO MANAGER SECTION

This second paragraph is deleted and replaced in its entirety with the following:

A team of individuals employed by the subadviser, TIMCO, is responsible for the day to day management of the Fund.

                                                                         L-23191

                                                SUPPLEMENT DATED JULY 7, 2004 TO
                                                     THE TRAVELERS SERIES TRUST:
                      MFS EMERGING GROWTH PORTFOLIO PROSPECTUS DATED MAY 3, 2004
                       MFS MID CAP GROWTH PORTFOLIO PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in The Travelers Series
Trust: MFS Emerging Growth Portfolio prospectus and The Travelers Series Trust:
MFS Mid Cap Growth Portfolio prospectus. Please retain this supplement and keep it with the prospectus for future reference.

GOALS AND INVESTMENTS SECTION

The Team of Portfolio Managers information is deleted and replaced with the following:

------------------------------------------------------
   TEAM OF PORTFOLIO         David E. Sette-Ducati
     MANAGERS:               Eric B. Fischman
                             Camille H. Lee
------------------------------------------------------


THE SUBADVISER AND PORTFOLIO MANAGER SECTION

The second paragraph is deleted and replaced in its entirety with the following:

A team of portfolio managers has managed the Fund since 2002. The team is currently comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman, and Camille H. Lee, each a Vice President of MFS. Mr. Sette-Ducati has employed in the investment management area of MFS since 1995 and been managing the Fund since 2001. Mr. Fischman has been employed in the investment management area of MFS since 2000 and managing the Fund since 2002. Ms. Lee has been employed in the investment management area of MFS since 2000 and managing the Fund since July 1, 2004. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and Ms. Lee was a Vice President and Research Analyst at SG Cowen Securities Corp.

                                                                         L-23189

                                                SUPPLEMENT DATED JULY 7, 2004 TO
                                 THE TRAVELERS SERIES TRUST: MFS VALUE PORTFOLIO
                                                    PROSPECTUS DATED MAY 3, 2004



The following information supplements the information in The Travelers Series
Trust: MFS Value Portfolio prospectus. Please retain this supplement and keep it with the prospectus for future reference.

GOALS AND INVESTMENTS SECTION

The Team of Portfolio Managers information is deleted in its entirety and replaced with the following:

------------------------------------------------------
   TEAM OF PORTFOLIO         Steven R. Gorham
     MANAGERS:               Edward B. Baldini
------------------------------------------------------


THE SUBADVISER AND PORTFOLIO MANAGER SECTION

This section is deleted and replaced in its entirety with the following:

The subadviser is Massachusetts Financial Services ("MFS"), 500 Boylston Street, Boston, MA. TAMIC pays a subadvisory fee to MFS. MFS also acts as an investment adviser to other series of the Trust and to investment companies not affiliated with the Fund, as well as to individual, corporate, charitable and retirement accounts.

The Fund is managed by a team of portfolio managers. The team is currently comprised of Mr. Steven R. Gorham, a Senior Vice President of MFS and Mr. Edward
B. Baldini, a Vice President of MFS. Mr. Gorham has served as portfolio manager since January 2002 and has been in the investment management area of MFS since 1992. Mr. Baldini has served as portfolio manager since July 1, 2004 and has been in the investment management area of MFS since 2000. Prior to joining MFS, Mr. Baldini was a Senior Vice President at Scudder Kemper Investments.

                                                                         L-23190